The Prospectus for E.I.I. Realty Securities Fund is being revised to reflect the resignation of Daniel P. O'Connor as a portfolio manager of the Fund and as a Managing Director of E.I.I. Realty Securities, Inc., the Fund's investment adviser. This information is important and is part of the Prospectus.
--------------------------------------------------------------------------------

                          E.I.I. REALTY SECURITIES FUND
                              Institutional Shares

                        Supplement dated August 27, 2004
                    To the Prospectus dated October 28, 2003

      On page 8, under "Portfolio Management Personnel," replace the paragraph relating to Daniel P. O'Connor with the following:

            ALFRED OTERO is a Managing Director of E.I.I. Mr. Otero has been a member of the E.I.I. REIT investment team for more than eight years, initially as an analyst and subsequently as a portfolio manager. Prior to joining European Investors Incorporated in 1996, Mr. Otero was a Vice President for Mutual of America Capital management Corp. in the real estate and venture capital areas. From 1989 to 1991, he was a financial analyst for Chase Manhattan Bank. Mr. Otero earned an MBA in 1992 and a BBA in Finance in 1989 from the University of Notre Dame.








This Supplement should accompany every prospectus of the Fund. If you would like any additional information, please call the Fund at (888) 323-8912.

                       E.I.I. INTERNATIONAL PROPERTY FUND

                        Supplement dated August 27, 2004
          To the Statement of Additional Information dated May 3, 2003

Daniel P. O'Connor has terminated his employment with E.I.I. Realty Securities, Inc. ("E.I.I."), the investment adviser to E.I.I. International Property Fund (the "Fund"). As a result of this change, the Fund's Statement of Additional Information is being revised as follows:

Under the section entitled "Management," on page 12, replace the table of officers who are not Trustees with the following:

--------------------------------------------------------------------------------------------------------------------
                          OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                              Position with the
                              Trust and Length
  Name and Age of Officer     of Time Served (1)             Principal Occupation(s) in the Past 5 Years
---------------------------- -------------------- ------------------------------------------------------------------
Lynn P. Marinaccio, 47       Secretary, since     Director, of Client Services, E.I.I. Realty Securities, Inc.,
                             February 2003        December 1996 to present; Vice President, MIMCO (1995 to 1996)
---------------------------- -------------------- ------------------------------------------------------------------
Michael J. Meagher, 42       Treasurer, since     Vice President and Director of Fund Administration and
                             May 2003             Compliance, E.I.I. Realty Securities, Inc., March 2003 to
                                                  present; Vice President, J.P. Morgan Investment Management (1993
                                                  to 2002)
---------------------------- -------------------- ------------------------------------------------------------------

(1) The term of office for an Officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.







If you would like additional information about the Fund, please call (888) 323-8912.

                          E.I.I. REALTY SECURITIES FUND

                        Supplement dated August 27, 2004
        To the Statement of Additional Information dated October 28, 2003

Daniel P. O'Connor has terminated his employment with E.I.I. Realty Securities, Inc. ("E.I.I."), the investment adviser to E.I.I. Realty Securities Fund (the "Fund"). As a result of this change, the Fund's Statement of Additional Information is being revised as follows:

Under the section entitled "Management," on page 9, replace the table of officers who are not Trustees with the following:

--------------------------------------------------------------------------------------------------------------------
                          OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

                              Position with the
                              Trust and Length
  Name and Age of Officer     of Time Served (1)             Principal Occupation(s) in the Past 5 Years
---------------------------- -------------------- ------------------------------------------------------------------
Lynn P. Marinaccio, 47       Secretary, since     Director, of Client Services, E.I.I. Realty Securities, Inc.,
                             February 2003        December 1996 to present; Vice President, MIMCO (1995 to 1996)
---------------------------- -------------------- ------------------------------------------------------------------
Michael J. Meagher, 42       Treasurer, since     Vice President and Director of Fund Administration and
                             May 2003             Compliance, E.I.I. Realty Securities, Inc., March 2003 to
                                                  present; Vice President, J.P. Morgan Investment Management (1993
                                                  to 2002)
---------------------------- -------------------- ------------------------------------------------------------------

(1) The term of office for an Officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.